Operating Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 1,000	$ 1,000	$ 1,000
Research and development expenses		7,488	2,674	5,268
Loss (profit) before sales, general and administrative expenses		6,488	1,674	4,268
Operating loss		12,612	7,156	7,826
Finance income (expenses), net		15,462	(1,479)	(2,257)
Tax Expenses			216
Loss for the year		28,074	5,893	5,569
Pain and Hypertension [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,000	1,000	1,000
Research and development expenses		265	395	2,185
Loss (profit) before sales, general and administrative expenses		(735)	(605)	1,185
Oncology [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Research and development expenses		6,466	2,041	2,537
Loss (profit) before sales, general and administrative expenses		6,466	2,041	2,537
Total Reportable Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,000	1,000	1,000
Research and development expenses		6,731	2,436	4,722
Loss (profit) before sales, general and administrative expenses		5,731	1,436	3,722
Reconciliations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]
Research and development expenses	[1]	757	238	546
Loss (profit) before sales, general and administrative expenses	[1]	$ 757	$ 238	$ 546

[1]	Includes employees share based payments expenses.